Real Estate - Summary of Base Rents for the Remaining Lease Term (Details) $ in Thousands	Jun. 30, 2025 USD ($)
Real Estate [Abstract]
For the year ending December 31, 2025	$ 253
For the year ending December 31, 2026	516
For the year ending December 31, 2027	526
For the year ending December 31, 2028	537
Thereafter	3,454
Total base rent	$ 5,286